Derivative Instruments - Earnings relating to derivative instruments not formally designated as hedging instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments Gain Loss [Line Items]
Total derivatives not designated as hedging instruments	$ 7,301	$ 9,806	$ (8,863)
Amount of gain (loss) recognized in income from ineffective portion of fair value hedges	497	(4,585)	(1,875)
Net realized and unrealized gains (losses) on derivative instruments	7,798	5,221	(10,738)
Not Designated as Hedging Instrument [Member] | Investment Related Derivatives [Member]
Derivative Instruments Gain Loss [Line Items]
Interest rate exposure	5,065	4,394	(1,021)
Foreign exchange exposure	(948)	(1,084)	(302)
Credit exposure	(4,052)	(7,611)	(16,527)
Financial market exposure	6,302	3,073	(5,131)
Not Designated as Hedging Instrument [Member] | Financial Operations Derivatives [Member]
Derivative Instruments Gain Loss [Line Items]
Credit exposure	(2,437)	10,511	16,976
Not Designated as Hedging Instrument [Member] | Other Non Investment Derivatives [Member]
Derivative Instruments Gain Loss [Line Items]
Contingent capital facility	0	0	(6,068)
Guaranteed minimum income benefit contract	10,457	(2,906)	(1,300)
Modified coinsurance funds withheld contract	$ (7,086)	$ 3,429	$ 4,510